Stock-Based Compensation	6 Months Ended
Jun. 29, 2013
Stock-Based Compensation

9. Stock-Based Compensation

Unit Option Plan

In March 2012, the Company adopted the 2012 Unit Option Plan (the “Option Plan”). The Option Plan authorizes the Company to grant options and RSUs up to a maximum of 3,300,505 units to employees, members and consultants of the Company.

The following table summarizes the shares available for future grants under the Option Plan (in shares):

Number of shares
Shares available for future grants at December 31, 2012	732,267
Options granted (unaudited)	(1,426,849)
Restricted stock units granted (unaudited)	(507,264)
Options cancelled (unaudited)	74,496
Restricted stock units cancelled (unaudited)	12,999
Additional Authorization (unaudited)	1,666,667
Transferred upon termination (unaudited)	(552,316)

Shares available for future grants at June 29, 2013 (unaudited)	—

Under the Option Plan, options granted to new hires are generally subject to a four-year vesting period whereby options become 25% vested on the first anniversary from the grant date and then ratably monthly thereafter through the end of the vesting period. Vested options may be exercised up to ten years from the vesting commencement date, as defined in the Option Plan. Vested but unexercised options, under the Option Plan, expire 30 days after termination of employment with the Company.

2013 Equity Incentive Plan (unaudited)

In May 2013, the Company adopted the 2013 Equity Incentive Plan (the “2013 Equity Plan”). All authorized but unissued shares of the Company’s Option Plan were added to the 2013 Equity Plan’s authorized pool in June 2013. The Company is authorized to issue up to a maximum of 2,929,481 shares of common stock for future issuance, plus up to an additional 4,967,172 shares upon termination of awards under the Option Plan. In addition, the 2013 Equity Plan is subject to increase annually on the first day of each of the Company’s fiscal years beginning with 2014, by an amount equal to the least of (i) 1,464,740 shares, (ii) 5% of the outstanding shares of common stock as of the last day of the immediately preceding fiscal year, or (iii) such other amount as determined by the Board.

The 2013 Equity Plan permits the grant of stock options, stock appreciation rights, restricted stock, restricted stock units (“RSUs”), performance units and performance shares to employees, directors and consultants of the Company. Prior to its termination, the Option Plan authorized the Company to grant options and RSUs up to a maximum of 4,967,172 units to employees, directors and consultants of the Company.

Stock Option Activity

Options granted to new hires, under the 2013 Equity Plan and formerly under the Option Plan (together, the “Option Plans”), are generally subject to a four-year vesting period whereby options become 25% vested on the first anniversary from the grant date and then ratably monthly thereafter through the end of the vesting period. Vested options may be exercised up to ten years from the vesting commencement date. Vested but unexercised options, under the 2013 Equity Plan, expire three months after termination of service with the Company.

During 2012, the Company granted a total of 1,143,413 shares subject to options that vested upon the completion of the IPO (“IPO Stock Options”). During the six months ended July 29, 2013, the Company’s former chief executive officer changed his status to a consultant and accordingly, 80,000 shares (unaudited) subject to stock options that were previously granted to him as employee options will continue to be outstanding during his consulting tenure. These stock options continue to have the same vesting conditions including the completion of the IPO. The Company accounts for these options as consultant grants and will mark to market the unvested portion of such options on each balance sheet date. The Company recorded zero and $4.0 million (unaudited) of stock-based compensation expense associated with its IPO Stock Options for the year ended December 31, 2012 and for the six months ended June 29, 2013, respectively. As of December 31, 2012 and June 29, 2013, 1,070,316 shares and 1,051,317 shares (unaudited), respectively, subject to IPO Stock Options were outstanding and the gross unamortized compensation expense associated with these options was $8.7 million and $5.1 million (unaudited), respectively.

In April 2012, the Company granted its employees 66,663 shares (unaudited) subject to performance-based options. The options vest based upon the achievement of sales goals for each individual grantee. Based upon the achievement of each individual’s sales goals, 9,123 and 16,685 shares (unaudited) subject to such options had vested as of December 31, 2012 and June 29, 2013, respectively. The Company recognized $90,000 and $88,000 (unaudited) in stock-based compensation expense during the year ended December 31, 2012 and the six months ended June 29, 2013, respectively. As of December 31, 2012 and June 29, 2013, 50,666 and 45,331 shares (unaudited) subject to such performance-based options were outstanding, with unamortized expense of $0.2 million and $0.1 million (unaudited), net of estimated forfeitures, respectively.

In 2012, the Company granted 153,647 shares subject to fully-vested options to certain employees with an average exercise price of $10.38 per unit. In the year ended December 31, 2012, compensation expense recognized in connection with the fully vest options was $0.9 million. As of December 31, 2012 and June 29, 2013, there were 153,647 and 597,134 shares (unaudited), including 448,349 shares (unaudited) subject to substitute options to purchase our common stock granted in connection with the LLC Conversion, subject to outstanding fully-vested options, respectively.

In November 2012, the Company granted 16,666 shares subject to an option to a non-employee consultant (“consultant option”), including 10,000 shares subject to performance-based vesting condition through June 30, 2013. As of December 31, 2012 and June 29, 2013, a total of 8,034 and 11,502 shares subject to such consultant option were vested, respectively. In the year ended December 31, 2012 and the six months ended June 29, 2013, compensation expense recognized in connection with this consultant option totaled $80,000 and $2,000 (unaudited), respectively. The unvested portion of the consultant option will be marked to market on each balance sheet date until the earlier of the commitment or completion of the underlying performance. Unrecognized compensation expense was immaterial as of December 31, 2012 and the six months ended June 29, 2013 (unaudited).

The following table summarizes the stock option activity related to shares of common stock under the Company’s Option Plans:

	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(in thousands)
Options granted	2,524,492	$7.87
Options cancelled	(106,095)	$6.50

Balance — December 31, 2012	2,418,397	$7.92	9.40	$12,527
Options granted (unaudited)	1,518,515	$10.34
Options exercised (unaudited)	(1,805)	$6.09
Options cancelled (unaudited)	(74,496)	$9.86

Balance — June 29, 2013 (unaudited)	3,860,611	$8.84	9.25	$72,258

Vested and expected to vest — December 31, 2012	1,173,666	$9.34	9.51	$4,428

Exercisable — December 31, 2012	189,459	$10.19	9.61	$559

Vested and expected to vest — June 29, 2013 (unaudited)	3,556,485	$8.78	9.26	$66,783

Exercisable — June 29, 2013 (unaudited)	897,369	$4.66	9.46	$20,551

Aggregate intrinsic value represents the difference between the exercise price of the awards and the Company’s fair market value per share of $13.11 and $27.56 (unaudited) as of December 31, 2012 and June 29, 2013, respectively, for the total number of underlying options.

Weighted-average fair value per share for option awards vested for the year ended December 31, 2012 was $6.06. No award was granted or vested under the Option Plan prior to 2012. Excluded from the options vested and expected to vest as of December 31, 2012 are 1,070,316 stock options that do not commence vesting until the completion of an initial public offering. Weighted-average fair value per share for option awards vested in the six months ended June 30, 2012 and June 29, 2013 was $7.61 (unaudited) and $12.94 (unaudited), respectively.

Additional information regarding the Company’s stock options outstanding and vested and exercisable as of December 31, 2012 and June 29, 2013 (unaudited) is summarized below:

	As of December 31, 2012
	Options Outstanding			Options Vested and Exercisable
Exercise Prices	Number of Stock Options Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price per Share	Shares Subject to Stock Options	Weighted- Average Exercise Price per Share
$6.09	1,593,442	9.27	$6.09	16,662	$6.09
$10.38	279,139	9.62	$10.38	155,340	$10.38
$11.64	258,490	9.47	$11.64	333	$11.64
$12.42	287,326	9.85	$12.42	17,124	$12.42

	2,418,397			189,459

	As of June 29, 2013
	Options Outstanding			Options Vested and Exercisable
Exercise Prices	Number of Stock Options Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price per Share	Shares Subject to Stock Options	Weighted- Average Exercise Price per Share
$0.00	207,740	9.92	$0.00	207,740	$0.00
$0.04	181,833	9.92	$0.04	181,833	$0.04
$0.06	58,776	9.92	$0.06	58,776	$0.06
$6.09	1,562,442	8.77	$6.09	165,953	$6.09
$10.38	272,277	9.13	$10.38	160,722	$10.38
$11.64	251,047	8.87	$11.64	71,980	$11.64
$12.42	276,662	9.35	$12.42	12,668	$12.42
$13.11	524,850	9.67	$13.11	36,636	$13.11
$14.70	331,655	9.84	$14.70	1,061	$14.70
$19.00	193,329	9.94	$19.00	—	$19.00

	3,860,611			897,369

Restricted Stock Unit Activity

RSUs generally vest ratably on a quarterly basis over a period of three to four years. Vesting of RSUs are subject to the occurrence of a liquidity event, and in certain instances additional vesting criteria. The liquidity event is defined as the earliest of (i) the closing of a sale event of the Company, or (ii) six months following the initial public offering of the Company’s common stock. The vesting is subject to the employee’s continuing service with the Company over that period. Until vested, RSUs do not have the voting or dividend participation rights of common stock and the shares of common stock underlying the awards are not considered issued and outstanding. RSUs are converted into shares of the Company’s common stock upon vesting on a one-for-one basis. The cost of RSUs is determined using the fair value of the Company’s common stock on the date of the grant. Compensation for non-performance based awards is recognized on a ratable basis over the requisite service period of each grant adjusted for estimated forfeitures.

The following table summarizes the RSU activity under the Company’s Option Plans:

	Number of RSUs Outstanding		Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
					(in thousands)
RSUs granted	149,841		$11.12

Balance — December 31, 2012	149,841		$11.12	1.98	$1,965
RSUs granted (unaudited)	540,598		17.11
RSUs cancelled (unaudited)	(12,999)		13.87

Balance — June 29, 2013 (unaudited)	677,440	*	$15.85	1.67	$18,670

Vested and expected to vest — June 29, 2013 (unaudited)	622,810	*	$15.85	1.61	$17,165

*	Inclusive of 8,666 RSUs with performance-based vesting criteria.

During the year ended December 31, 2012, the Company granted 95,842 and 53,999 RSUs with a grant date fair value per share of $10.38 and $12.42, respectively, including performance-based RSUs covering 8,666 shares. During the six months ended June 29, 2013 (unaudited), the Company granted 540,598 RSUs with a grant date fair value per share of $17.11. Outstanding RSUs were not vested or exercisable as of December 31, 2012. The Company did not recognize share-based compensation expense related to these RSUs for the year ended December 31, 2012 as the liquidity event had not occurred as of December 31, 2012. In the six months ended June 29, 2013, the Company recognized $1.6 million (unaudited) related to these RSUs.

Aggregate intrinsic value represents the difference between the exercise price of the awards and the Company’s fair market value per share of $13.11 and $27.56 (unaudited) as of December 31, 2012 and June 29, 2013, respectively, for the total number of underlying RSUs. All RSUs have been excluded from the vested and expected to vest numbers as of December 31, 2012 as the IPO had not occurred as of such balance sheet date.

Employee Stock Purchase Plan (unaudited)

In conjunction with the completion of its IPO, the Company adopted the 2013 Employee Stock Purchase Plan (the “ESPP”). Under the ESPP, 439,422 shares are authorized for future issuance. The number of authorized shares under the ESPP is subject to increase on an annual basis. The ESPP allows eligible employees to purchase shares of the Company’s common stock at a discount through payroll deductions of up to 15% of their eligible compensation, subject to plan limitations. The ESPP provides for a 24-month offering period comprised of four purchase periods of approximately six months. Employees are able to purchase shares at 85% of the lower of the fair market value of the Company’s common stock (i) at the date of commencement of the offering period or (ii) at the last day of the purchase period. The offering periods are scheduled to start on the first trading day on or after May 15 and November 15 of each year, except for the first offering period, which commenced on the first trading day upon the completion of the Company’s IPO, or June 12, 2013, and ends on August 17, 2015. In the six months ended June 29, 2013, the Company recorded stock-based compensation expense of $0.1 million for its ESPP. No shares have been purchased by employees under the ESPP as of and for the six months ended June 29, 2013.

Stock-based Compensation Expense

Determining the fair value of the Company’s stock requires complex and subjective judgment and estimates. There is inherent uncertainty in making these judgments and estimates. The absence of an active market for the Company’s common units or common stock prior to the IPO required the Board to estimate the fair value of its common unit for purposes of setting the exercise price of the options and estimating the fair value of common unit at each meeting at which options were granted based on factors such as the valuations of comparable companies, the status of the Company’s development and sales efforts, revenue growth and additional objective and subjective factors relating to the Company’s business. The Company performed its analysis in accordance with applicable elements of the practice aid issued by the American Institute of Certified Public Accountants entitled Valuation of Privately Held Company Equity Securities Issued as Compensation.

The fair value of unit options is estimated on the date of grant using the Black-Scholes option-pricing model. It is based on the “simplified method” for developing the estimate of the expected life of a “plain vanilla” stock option. Under this approach, the expected term is presumed to be the midpoint between the average vesting date and the end of the contractual term. The risk-free interest rate for the period covering the expected life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected volatility was determined based on historical volatility of the common stock of publicly traded comparable companies and the expected life of the options since the Company had not had any public trading history of its common units or common stock prior to the IPO. The dividend yield assumption is based on the Company’s historical dividend payouts. The Company uses the graded vesting method for expense attribution.

The fair value of stock options is estimated on the date of grant using the Black-Scholes option-pricing model. The fair value of the option awards and purchase rights granted and the assumptions used in the Black-Scholes option pricing model are summarized as follows:

	Year Ended December 31, 2012	Six Months Ended June 29, 2013
(unaudited)
Stock option awards:
Expected term (in years)	5.00 - 6.08	5.0 - 6.3
Risk-free interest rate	0.91% - 1.28%	0.89% - 1.67%
Expected volatility	62.54% - 65.11%	63.77% - 65.25%
Expected dividend rate	0%	0%
Grant date fair value per award	$5.67 - $9.18	$9.44 - $19.00
ESPP purchase right:
Expected term (in years)	—	0.68 - 2.18
Risk-free interest rate	—	0.08% - 0.20%
Expected volatility	—	53.6% - 63.08%
Expected dividend rate	—	0%
Grant date fair value per share	—	$12.11 - $15.68

As of December 31, 2012, compensation expense related to unvested stock options, excluding 1,070,316 IPO Stock Options and 149,841 RSUs, but not yet recognized, was $4.9 million, net of estimated forfeitures. This cost will be amortized over a weighted-average remaining period of 1.8 years. As of June 29, 2013 (unaudited), unrecognized compensation expense related to stock options, RSUs and purchase rights, net of estimated forfeitures, of $14.7 million, $8.3 million, and $10.0 million, respectively, will be amortized over a weighted-average remaining period of 1.6 years, 1.7 years and 1.3 years, respectively. There was no capitalized stock-based compensation expense for any period presented.

The following table presents the stock-based compensation expense recorded in the Company’s consolidated statement of operations and comprehensive income (loss) for the years ended December 31, 2010, 2011 and 2012, and the six months ended June 30, 2012 and June 29, 2013 (in thousands):

	Year Ended December 31,			Six Months Ended
	2010	2011	2012	June 30, 2012	June 29, 2013
				(unaudited)
Cost of revenue	$1,086	$—	$153	$2	$2,709
Research and development	4,692	8	542	32	6,378
Sales and marketing	2,377	2	893	86	5,692
General and administrative	2,212	2	2,011	516	3,511

Total stock-based compensation expense	$10,367	$12	$3,599	$636	$18,290

Common Units/Stock Reserved for Future Issuance

The Company had the following shares of common units/stock reserved for future issuance (in shares):

	December 31, 2012	June 29, 2013
		(unaudited)
Option Plan:
Common units/stock subject to options outstanding	2,418,397	3,768,945
RSUs outstanding	149,841	644,107
Shares available for future grants	732,267	—
2013 Equity Plan:
Common stock subject to options outstanding	—	91,666
RSUs outstanding	—	33,333
Shares available for future grants	—	3,356,798
ESPP	—	439,422
Convertible preferred units	8,109,847	—

Common units/stock reserved for future issuances	11,410,352	8,334,271